MARKETABLE SECURITIES AND FAIR VALUE MEASUREMENTS (Schedule of Debt Securities on Maturity) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Marketable Securities and Fair Value Measurement [Abstract]
Due within one year	$ 21,662	$ 32,642
1 to 2 years	91,401	41,784
2 to 3 years	28,944	45,718
Total	$ 142,007	$ 120,144